Financial Instruments - Movement in financial assets included in Level 3 of fair value hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Beginning balance	$ 1,116,098
Ending balance	1,190,075	$ 1,116,098
Level 3
Statement [line items]
Beginning balance	15,629	14,078
Addition	5,664	500
Disposal	(99)	(283)
Capital reduction of investment	(360)
Recognized in other comprehensive income	(235)	152
Recognized in profit or loss	1,558	1,182
Ending balance	22,157	15,629
Financial assets at fair value through profit or loss | Level 3
Statement [line items]
Beginning balance	15,350	13,668
Addition	5,102	500
Disposal	0
Capital reduction of investment	(360)
Recognized in other comprehensive income	0
Recognized in profit or loss	1,558	1,182
Ending balance	21,650	15,350
Financial assets at fair value through other comprehensive income | Level 3
Statement [line items]
Beginning balance	279	410
Addition	562
Disposal	(99)	(283)
Capital reduction of investment	0
Recognized in other comprehensive income	(235)	152
Recognized in profit or loss	0
Ending balance	$ 507	$ 279